Lease	12 Months Ended
Dec. 31, 2021
LEASE [Abstract]
Leases
11. LEASE
The Group has entered into operating lease agreements, primarily for offices in China with lease periods expiring between 2021 and 2026. The determination of whether an arrangement is or contains a lease is made at the inception of the lease by evaluating whether the arrangement conveys the right to use an identified asset and whether the Group obtains substantially all of the economic benefits from and has the ability to direct the use of the asset. Operating lease assets and liabilities are included on the Group’s consolidated balance sheets beginning January 1, 2019. The right-of-use
assets are included in other assets, while the current portion of the operating lease liabilities is included in other short-term liabilities and the long-term portion is included in other long-term liabilities. The Group has elected to not recognize lease assets and lease liabilities for leases with a term of twelve months or less on the consolidated balance sheets.
Operating lease assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The Group uses its incremental borrowing rate in determining the present value of the future lease payments, because the interest rate implicit in most of the leases is not readily determinable. The Group estimates its incremental borrowing rate for each leased asset based on the interest rate the Group would incur to borrow an amount equal to the lease payments on a collateralized basis over a similar term in a similar economic environment.
Certain

lease agreements contain an option for the Group to renew a lease for a term agreed to by the Group and the lessor or an option to terminate a lease earlier than the maturity date. The Group considers these options, which may be elected at the Group’s sole discretion, in determining the lease term on a lease-by-lease
basis. The Group’s lease agreements generally do not contain any residual value guarantees or material restrictive covenants. Certain of the Group’s leases contain free or escalating rent payment terms. Operating lease expense is recognized on a straight-line basis over the lease term.
The Group’s lease agreements generally contain lease and
non-lease
components.
Non-lease
components consist primarily of payments for maintenance and utilities. The Group has identified separate lease and non-lease
components, allocated the contractual considerations between components based on the terms specified in the lease agreements, and accounted for the lease components separately from the non-lease
components. Payments under the lease arrangements are primarily fixed with no variable payments.

Components of operating lease expense are as follows (in thousands):

	Year ended December 31,
	2020	2021

Operating lease expense	$3,985	$2,952
Short-term lease expense	297	563

Total operating lease expense	$4,282	$3,515
Supplemental cash flow information related to leases are as follows (in thousands):

	Year ended December 31,
	2020	2021
Cash paid for amounts included in the measurement of lease liabilities

Operating cash flows from operating leases	$3,206	$3,085

	Year ended December 31,
	2020	2021
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$5,351	$2,620
The following table presents supplemental balance sheet information related to the operating leases (in thousands):

	Year ended December 31,
	2020	2021
Assets:
Operating lease right-of-use assets	$4,998	$5,207

Liabilities:
Current lease liabilities	1,107	1,999
Non-current lease liabilities	3,855	3,142

Total operating lease liabilities	$4,962	$5,141

Maturities of lease liabilities under operating leases as of December 31, 2021 are as follows (in thousands):

2022	$2,853
2023	2,240
2024	277
2025	98
202 6	0
Thereafter	0

Total future lease payments	5,468
Less: imputed interest	327

Total present value of lease liabilities	$5,141

As of December 31, 2021, operating leases
recognized
in lease liabilities had a weighted average remaining lease term of 2.1 years and a weighted average discount rate of 5.7%. As of December 31, 2021, liabilities for leases that had been entered into, but the term of which had not yet commenced, amounted to $0.2 million.